Accumulated Other Comprehensive (Loss) Income	12 Months Ended
Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

16. ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

RMB
Balance as of January 1, 2020	40,011
Foreign currency translation adjustments, net of tax of nil	(212,597)
Balance as of December 31, 2020	(172,586)
Foreign currency translation adjustments, net of tax of nil	(85,391)
Balance as of December 31, 2021	(257,977)
Foreign currency translation adjustments, net of tax of nil	(42,540)
Balance as of December 31, 2022	(300,517)
Balance as of December 31, 2022, in US$	(43,571)

There have been no reclassifications out of accumulated other comprehensive (loss) income to net (loss) income for the years presented.